Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
FIXED ASSETS, NET [Abstract]
Fixed Assets, Net
	As of December 31,
	2016	2017
Computer equipment (including servers)	$178,334	$236,470
Leasehold improvements	7,481	6,358
Office furniture	1,779	1,925
Vehicles	318	337
Fixed assets, gross	187,912	245,090
Less: Accumulated depreciation	(70,890)	(105,881)
Fixed assets, net	$117,022	$139,209